Equity (Details)	Dec. 31, 2024 shares
IfrsStatementLineItems [Line Items]
Shares outstanding	797,207,834
Percent of shares outstanding	100.00%
Treasury shares [member]
IfrsStatementLineItems [Line Items]
Shares outstanding	27
Authorised [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	1,152,937,970
Common shares [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	451,668,652
Percent of shares outstanding	100.00%
Common shares [Member] | Authorised [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	535,661,731
Class A Preference Shares [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	345,060,392
Percent of shares outstanding	100.00%
Class A Preference Shares [Member] | Treasury shares [member]
IfrsStatementLineItems [Line Items]
Shares outstanding	27
Class A Preference Shares [Member] | Authorised [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	616,682,421
Class B Preference Shares [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	478,790
Percent of shares outstanding	100.00%
Class B Preference Shares [Member] | Authorised [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	593,818
Novonor [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	305,517,121
Percent of shares outstanding	38.32%
Novonor [Member] | Common shares [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	226,334,623
Percent of shares outstanding	50.11%
Novonor [Member] | Class A Preference Shares [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	79,182,498
Percent of shares outstanding	22.95%
Petrobras [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	288,188,691
Percent of shares outstanding	36.15%
Petrobras [Member] | Common shares [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	212,426,952
Percent of shares outstanding	47.03%
Petrobras [Member] | Class A Preference Shares [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	75,761,739
Percent of shares outstanding	21.96%
Adrs [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	72,380,938
Percent of shares outstanding	9.08%
Adrs [Member] | Class A Preference Shares [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	72,380,938
Percent of shares outstanding	20.98%
Norges Bank [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	23,859,004
Percent of shares outstanding	2.99%
Norges Bank [Member] | Class A Preference Shares [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	23,859,004
Percent of shares outstanding	6.91%
Other [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	107,262,053
Percent of shares outstanding	13.46%
Other [Member] | Common shares [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	12,907,077
Percent of shares outstanding	2.86%
Other [Member] | Class A Preference Shares [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	93,876,186
Percent of shares outstanding	27.20%
Other [Member] | Class B Preference Shares [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	478,790
Percent of shares outstanding	100.00%
Total [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	797,207,807
Percent of shares outstanding	100.00%
Total [Member] | Common shares [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	451,668,652
Percent of shares outstanding	100.00%
Total [Member] | Class A Preference Shares [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	345,060,365
Percent of shares outstanding	100.00%
Total [Member] | Class B Preference Shares [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	478,790
Percent of shares outstanding	100.00%